FINANCE LEASES - Income statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Amounts charged to income statement
Interest expenses on lease liabilities (Other operating expenses)	$ 212,492
Land and buildings
Amounts charged to income statement
Land and Buildings - Depreciation	$ 567,192